Financial Investments - Summary of Financial Investments (Detail) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [line items]
Amortised cost		$ 48.8
Fair value through other comprehensive income		507.7
Fair value through profit or loss	$ 424.7	1,370.4
Total	424.7	1,926.9
Amortised cost, current portion		1.1
Amortised cost,non-current		47.7
Fair value through other comprehensive income, current portion		507.7
Fair value through profit or loss, current portion	409.8	1,234.6
Fair value through profit or loss, non-current	14.9	135.8
Current portion, total	409.8	1,743.4
Non-current, total	14.9	183.5
Private securities [member]
Disclosure of financial assets [line items]
Fair value through other comprehensive income		50.4
Total		50.4
Structured notes [member]
Disclosure of financial assets [line items]
Amortised cost		48.8
Fair value through profit or loss	358.8	1,308.0
Total	358.8	1,356.8
Investment funds [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	5.3	2.4
Total	5.3	2.4
Fixed deposits [member]
Disclosure of financial assets [line items]
Fair value through other comprehensive income		457.3
Fair value through profit or loss		0.1
Total		457.4
Other Financial Instruments [member]
Disclosure of financial assets [line items]
Fair value through profit or loss	60.6	59.9
Total	$ 60.6	$ 59.9